INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision (benefit) for income taxes consists of the following:

	December 31,
	2015	2014
Current tax provision (benefit)
Federal	$—	$—
State	—	—
	—	—
Deferred tax provision (benefit)
Federal	(6,923,000)	(5,530,980)
State	(741,000)	(547,020)
Change in valuation allowance	7,664,000	6,078,000
Income tax provision (benefit)	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	December 31,
	2015	2014
Statutory Federal income tax rate	34.0%	35%
State and local taxes net of Federal benefit	4.15	5.50
Permanent differences	4.77	(1.90)
Valuation allowance	(42.92)	(38.60)
Effective tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2015	2014
Deferred Tax Assets
Federal R&D credit	$2,285,000	$2,285,000
Inventory	399,000	75,000
Allowance for bad debt	33,000	11,000
Compensation Related	68,000	113,000
Other Accruals	9,000	184,000
State NOL	5,094,000	4,540,000
Federal NOL	47,831,000	42,658,000
Property & Equipment	157,000	187,000
Stock Options	7,371,000	7,172,000
Valuation Allowance	(59,023,000)	(51,359,000)
Total Deferred Tax Assets	4,224,000	5,866,000
Deferred Tax Liabilities
Intangibles	(4,224,000)	(5,866,000)
Total Deferred Tax Liabilities	(4,224,000)	(5,866,000)
Net Deferred Tax Asset/(Liability)	$—	$—